UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

414-516-1645

Registrant’s telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2025

Item 1. Reports to Stockholders.

(a)

ETFB Green SRI REITs ETF
RITA (Principal U.S. Listing Exchange: NYSE )
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the ETFB Green SRI REITs ETF for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://ritaetf.com/rita. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
ETFB Green SRI REITs ETF	$24	0.50%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$7,104,217
Number of Holdings	44
Portfolio Turnover	11%
Visit https://ritaetf.com/rita for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Top 10 Securities	(% of Net Assets)
Prologis, Inc.	9.4%
Welltower, Inc.	9.1%
Digital Realty Trust, Inc.	8.7%
Public Storage	7.9%
AvalonBay Communities, Inc.	6.6%
Alexandria Real Estate Equities, Inc.	4.7%
Equity Residential	4.6%
Goodman Group	4.2%
Nippon Prologis REIT, Inc.	3.4%
Invitation Homes, Inc.	3.3%

Top Sectors	(% of Net Assets)
Financial	98.7%
Cash & Other	1.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://ritaetf.com/rita.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
ETFB Green SRI REITs ETF	PAGE 1	TSR-SAR-26922B402

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

ETFB GREEN SRI REITs ETF (Ticker: RITA)
Semi-Annual Financial Statements and Additional Information
April 30, 2025 (Unaudited)

ETFB Green SRI REITs ETF
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.7%
Australia - 7.7%
Arena REIT	5,162	$12,287
BWP Trust	6,628	15,182
Dexus Industria REIT	2,875	4,783
Goodman Group	15,371	294,857
Mirvac Group	97,777	142,642
Vicinity, Ltd.	50,912	76,879
		546,630
Japan - 4.7%
Japan Logistics Fund, Inc.	138	90,458
Nippon Prologis REIT, Inc.	146	241,662
		332,120
Netherlands - 0.3%
NSI NV	849	20,846
New Zealand - 0.1%
Goodman Property Trust	9,903	10,784
Singapore - 2.5%
AIMS APAC REIT	27,706	26,100
Digital Core REIT Management Pte, Ltd.	50,344	25,172
Frasers Logistics & Commercial Trust	180,152	123,486
		174,758
United Kingdom - 6.5%
Custodian Property Income Reit PLC	25,333	26,698
Life Science Reit PLC	13,451	7,851
Target Healthcare REIT PLC	24,891	32,682
Tritax Big Box REIT PLC	104,017	198,678
UNITE Group PLC	16,365	188,095
Warehouse Reit PLC	5,313	7,664
		461,668
United States - 76.9%(a)
Agree Realty Corporation	339	26,310
Alexandria Real Estate Equities, Inc.	4,642	337,288
American Homes 4 Rent - Class A	4,186	156,515
Apple Hospitality REIT, Inc.	3,087	36,334
AvalonBay Communities, Inc.	2,242	470,775
Camden Property Trust	1,055	120,059
CareTrust REIT, Inc.	1,014	29,680
CubeSmart	3,201	130,185
Digital Realty Trust, Inc.	3,863	620,166
EastGroup Properties, Inc.	3	490
Equity LifeStyle Properties, Inc.	2,485	160,978
Equity Residential	4,651	326,779
First Industrial Realty Trust, Inc.	3,062	145,690
Invitation Homes, Inc.	6,848	234,133

The accompanying notes are an integral part of these financial statements.

1

ETFB Green SRI REITs ETF
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
United States - (Continued)
Mid-America Apartment Communities, Inc.	492	$78,548
Prologis, Inc.	6,557	670,125
Public Storage	1,865	560,302
Regency Centers Corporation	2,400	173,232
Rexford Industrial Realty, Inc.	3,437	113,765
SITE Centers Corporation	67	793
STAG Industrial, Inc.	1,702	56,217
Sun Communities, Inc.	1,584	197,097
Tanger, Inc.	5,580	175,826
Welltower, Inc.	4,232	645,761
		5,467,048
TOTAL COMMON STOCKS (Cost $7,512,252)		7,013,854
SHORT-TERM INVESTMENTS - 1.2%
Money Market Funds - 1.2%
First American Government Obligations Fund - Class X, 4.25%(b)	84,256	84,256
TOTAL SHORT-TERM INVESTMENTS (Cost $84,256)		84,256
TOTAL INVESTMENTS - 99.9% (Cost $7,596,508)		$7,098,110
Other Assets in Excess of Liabilities - 0.1%		6,107
TOTAL NET ASSETS - 100.0%		$7,104,217

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region. See Note 7 in Notes to Financial Statements.

(b)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

2

ETFB Green SRI REITs ETF
Statement of Assets and Liabilities
April 30, 2025 (Unaudited)

ASSETS:
Investments, at value	$7,098,110
Dividends receivable	7,396
Dividend tax reclaims receivable	1,131
Interest receivable	226
Total assets	7,106,863
LIABILITIES:
Payable to adviser	2,646
Total liabilities	2,646
NET ASSETS	$7,104,217
Net Assets Consists of:
Paid-in capital	$10,573,843
Total accumulated losses	(3,469,626)
Total net assets	$7,104,217
Net assets	$7,104,217
Shares issued and outstanding(a)	375,000
Net asset value per share	$18.94
Cost:
Investments, at cost	$7,596,508

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

3

ETFB Green SRI REITs ETF
Statement of Operations
For the Period Ended April 30, 2025 (Unaudited)

INVESTMENT INCOME:
Dividend income	$121,971
Less: Dividend withholding taxes	(5,742)
Interest income	982
Total investment income	117,211
EXPENSES:
Investment advisory fee	16,918
Total expenses	16,918
Net investment income	100,293
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(149,620)
Foreign currency translation	650
Net realized gain (loss)	(148,970)
Net change in unrealized appreciation (depreciation) on:
Investments	(363,729)
Foreign currency translation	234
Net change in unrealized appreciation (depreciation)	(363,495)
Net realized and unrealized gain (loss)	(512,465)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (412,172)

The accompanying notes are an integral part of these financial statements.

4

ETFB Green SRI REITs ETF
Statements of Changes in Net Assets

	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$100,293	$206,104
Net realized gain (loss)	(148,970)	(721,330)
Net change in unrealized appreciation (depreciation)	(363,495)	2,153,913
Net increase (decrease) in net assets from operations	(412,172)	1,638,687
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(89,643)	(204,060)
Total distributions to shareholders	(89,643)	(204,060)
CAPITAL TRANSACTIONS:
Subscriptions	469,785	—
Redemptions	—	(471,785)
Net increase (decrease) in net assets from capital transactions	469,785	(471,785)
Net increase (decrease) in net assets	(32,030)	962,842
NET ASSETS:
Beginning of the period	7,136,247	6,173,405
End of the period	$ 7,104,217	$7,136,247
SHARES TRANSACTIONS
Subscriptions	25,000	—
Redemptions	—	(25,000)
Total increase (decrease) in shares outstanding	25,000	(25,000)

The accompanying notes are an integral part of these financial statements.

5

ETFB Green SRI REITs ETF
Financial Highlights

	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31,		Period Ended October 31, 2022(a)
		2024	2023
PER SHARE DATA:
Net asset value, beginning of period	$20.39	$16.46	$17.94	$25.20
INVESTMENT OPERATIONS:
Net investment income(b)	0.29	0.57	0.43	0.40
Net realized and unrealized gain (loss) on investments(c)	(1.48)	3.93	(1.29)	(7.31)
Total from investment operations	(1.19)	4.50	(0.86)	(6.91)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.26)	(0.57)	(0.54)	(0.35)
Return of capital	—	—	(0.08)	—
Total distributions	(0.26)	(0.57)	(0.62)	(0.35)
ETF transaction fees per share	—	—	—	0.00(d)
Net asset value, end of period	$18.94	$20.39	$16.46	$17.94
Total return(e)	−5.83%	27.51%	−5.03%	−27.59%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$7,104	$7,136	$6,173	$11,213
Ratio of expenses to average net assets(f)	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets(f)	2.96%	3.00%	2.29%	2.06%
Portfolio turnover rate(e)(g)	11%	80%	71%	7%

(a)	Inception date of the Fund was December 8, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

6

ETFB GREEN SRI REITs ETF
NOTES TO FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)
NOTE 1 – ORGANIZATION
ETFB Green SRI REITs ETF (the “Fund”) is a non-diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to track the performance, before fees and expenses, of the FTSE EPRA Nareit IdealRatings Developed REITs Islamic Green Capped Index. The Fund commenced operations on December 8, 2021.
The end of the reporting period for the Fund is April 30, 2025, and the period covered by these Notes to Financial Statements is the period from November 1, 2024 to April 30, 2025 (the “current fiscal period”).
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange-traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.
Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.
As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

7

ETFB GREEN SRI REITs ETF
NOTES TO FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)(Continued)
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$7,013,854	$—	$—	$7,013,854
Money Market Funds	84,256	—	—	84,256
Total Investments in Securities	$7,098,110	$—	$—	$7,098,110

Refer to Schedule of Investments for further disaggregation of investment categories.
B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all net taxable investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained upon examination by tax authorities. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

8

ETFB GREEN SRI REITs ETF
NOTES TO FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)(Continued)
D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at fair value of the security received. Withholding taxes on foreign dividends and foreign taxes on capital gains, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis.

Distributions received from the Fund’s investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of its income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.
E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Fund at least annually. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

G.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for creation units of the Fund is equal to the Fund’s NAV per share.

H.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These classifications have no effect on net assets or NAV per share and are primarily due to differing book and tax treatments for foreign currency reclasses, PFIC sales adjustments, partnership adjustments, and redemption in-kind transactions.

During the fiscal year ended October 31, 2024, the following table shows the reclassifications made:

Distributable Earnings (Accumulated Losses)	Paid-In Capital
$ 16,574	$(16,574)

J.
New Accounting Pronouncement. In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant

9

ETFB GREEN SRI REITs ETF
NOTES TO FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)(Continued)
segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
K.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Exchange Traded Concepts, LLC (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to the Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distributions (12b-1) fees and expenses (“Excluded Expenses”). For services provided to the Fund, the Fund pays the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate of 0.50% based on the Fund’s average daily net assets.
The Adviser has entered into an agreement with Exchange Traded Funds Bureau, Inc. (the “Sponsor”), under which the Sponsor agrees to (i) sub-license the Index to the Adviser for use by the Fund, (ii) assist with the development of and provide other support to the Fund, and (iii) assume the obligation of the Adviser to pay all expenses of the Fund, except Excluded Expenses, and, to the extent applicable, pay the Adviser’s minimum fee for its services under the arrangement. The Sponsor will also provide marketing support for the Fund, including distributing marketing materials related to the Fund. For its services, the Sponsor is entitled to a fee from the Adviser, which is calculated daily and paid monthly, based on a percentage of the average daily net assets of the Fund.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting, prepares reports and materials to be supplied to the Board and monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.
All officers of the Trust are affiliated with the Administrator and Custodian.
NOTE 4 – PURCHASES AND SALES OF SECURITIES
During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $782,304 and $805,210, respectively.
During the current fiscal period, there were no purchases or sales of U.S. Government securities.

10

ETFB GREEN SRI REITs ETF
NOTES TO FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)(Continued)
During the current fiscal period, in-kind transactions associated with creations and redemptions were $461,710 and $0, respectively.
NOTE 5 – INCOME TAX INFORMATION
The amount and tax character of tax basis distributions and composition of net assets, including distributable earnings (accumulated deficit) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period.
The components of distributable earnings (accumulated losses) and cost basis of investments for federal income tax purposes as of October 31, 2024 were as follows:

Tax cost of investments	$7,496,262
Gross tax unrealized appreciation	$599,702
Gross tax unrealized depreciation	(964,215)
Net tax unrealized appreciation (depreciation)	(364,513)
Undistributed ordinary income	17,165
Undistributed long-term capital gains	—
Other accumulated gain (loss)	(2,620,463)
Distributable earnings (accumulated losses)	$(2,967,811)

The difference between the cost basis for financial statement and federal income tax purposes is due primarily to timing differences in recognizing gains and losses associated with wash sales, passive foreign investment companies, and partnerships.
A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable period ended October 31, 2024, the Fund deferred, on a tax basis, no late-year ordinary losses and no post-October capital losses.
As of October 31, 2024, the Fund had a short-term capital loss carryforward of $497,289 and $2,123,025 of long-term capital loss carryforward available. These amounts do not have an expiration date.
The tax character of distributions paid by the Fund during the past two fiscal periods was as follows:

	Year Ended October 31,
	2024	2023
Ordinary Income	$204,060	$259,873
Return of Capital	—	40,253

NOTE 6 – SHARE TRANSACTIONS
Shares of the Fund are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from its NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units.

11

ETFB GREEN SRI REITs ETF
NOTES TO FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)(Continued)
Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charges, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $750, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are displayed in the Capital Transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.
NOTE 7 – RISKS
Geographic Investment Risk. To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.
Concentration Risk. The Index, and consequently the Fund, is expected to concentrate its investments in real estate companies. As a result, the value of the Fund’s shares, may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.
Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
REIT Investment Risk. Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. In addition, to the extent the Fund holds interests in REITs, it is expected that investors in the Fund will bear two layers of asset-based management fees and expenses (directly at the Fund level and indirectly at the REIT level). The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations and other governmental action such as the exercise of eminent domain; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; and other factors.
In addition to these risks, REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for the beneficial tax treatment available to REITs under the Internal Revenue Code of 1986, or to maintain their exemptions from registration under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund expects that dividends received from a REIT and distributed to Fund shareholders generally will be taxable to the shareholder as ordinary income, but may be taxable as return of capital. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting investments.

12

ETFB GREEN SRI REITs ETF
FEDERAL TAX INFORMATION (Unaudited)
For the fiscal period ended October 31, 2024, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The percent of dividends declared from ordinary income designated as qualified dividend income was 30.89%.
For the corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deducted for the fiscal period ended October 31, 2024 was 1.16%.
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) was 0.00%.

13

ETFB GREEN SRI REITs ETF
ADDITIONAL INFORMATION (Unaudited)
CHANGES IN AND DISAGREEMENTS WITH ACOUNTANTS
There were no changes in or disagreements with accountants during the period covered by this report.
PROXY DISCLOSURE
There were no matters submitted to a vote of shareholders during the period covered by this report.
REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS
All fund expenses, including Trustee compensation is paid by the Investment Adviser pursuant to the Investments Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
Not applicable.

14

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7(a).

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	7/3/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	7/3/2025

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	7/3/2025

* Print the name and title of each signing officer under his or her signature.